Other Long-Term Receivable	12 Months Ended
Sep. 30, 2024
Other Long-Term Receivable [Abstract]
OTHER LONG-TERM RECEIVABLE

NOTE 11 – OTHER LONG-TERM RECEIVABLE

Other long-term receivable as of September 30, 2024 and 2023 consisted of the following:

	September 30, 2024	September 30, 2023
Other long-term receivables	$-	$248,011
Total	$-	$248,011